LEASES	12 Months Ended
Mar. 31, 2019
LEASES
LEASES

7.LEASES

The Company enters into various leases for data center facilities, office premises and office equipment in the normal course of business.

Capital Leases — The Company uses office equipment leased under capital lease arrangements. The amount of leased assets at cost under capital leases and accumulated depreciation amounted to ¥253,905 thousand and ¥87,655 thousand, respectively, at March 31, 2018 and ¥264,115 thousand and ¥163,616 thousand, respectively, at March 31, 2019.

Operating Leases — The Company leases its data center facilities and office premises under cancellable operating lease arrangements with mainly two-year lease periods, for which refundable lease deposits are recorded as rental deposits. The U.S.-based subsidiary leases office premises under non-cancellable operating lease arrangements.

Expenses related to operating leases for the years ended March 31, 2017, 2018 and 2019, were ¥1,047,405 thousand, ¥1,029,672 thousand and ¥960,148 thousand, respectively, and are included in “Cost of revenue” and “Selling, general and administrative expenses.”

Future Minimum Lease Payments — As of March 31, 2019, the future minimum lease payments under non-cancellable operating leases and capital leases are as follows:

	Thousands of Yen
	Operating
Years ending March 31,	Leases	Capital Leases
2020	¥411,355	¥52,522
2021	287,493	31,748
2022	258,579	10,979
2023	173,595	835
2024	21,825	504
Total minimum lease payments	¥1,152,847	¥96,588

Less amounts representing interest		3,339
Present value of minimum lease payments		93,249
Less current portion		50,144
Noncurrent portion		¥43,105